Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Capital leases, description	(1) The lease transfers the title to the lessee at the end of the term; (2) the lease contains a bargain purchase option; (3) the lease term is equal to 75% of the estimated economic life of the leased property or more; (4) the present value of the minimum lease payment in the term equals or exceeds 90% of the fair value of the leased property.
Related party, description	(i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company.
Foreign currency transactions	$ 231,928	$ (283,343)	$ 278,411
Research and development expenses	4,069,794	3,551,629	$ 3,264,073
Advance from customers	361,636	331,009
Revenue recognized	$ 310,510
Changes in restricted cash		$ 500,000
Owned subsidiary [Member]
Summary of Significant Accounting Policies (Textual)
Noncontrolling interest, ownership percentage	51.00%